Organization and Description of Business	6 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Organization and Description of Business

1. Organization and Description of Business

Zenta Group Company Limited (“ZGCL Cayman”) is a company incorporated in the Cayman Islands with limited liability on March 20, 2023. ZGCL Cayman is a pure parent holding company with no operations. ZGCL Cayman owns and controls the following subsidiaries (collectively, “the Company”) as of March 31, 2026.

Zenta Group Company Limited (“ZGCL Macau”), a wholly-owned subsidiary of ZGCL Cayman, is a company incorporated in Macau with limited liability on August 26, 2019 with a share capital of MOP100,000 (approximately $12,471). ZGCL Macau is engaged in providing administrative services, investment brokerage services and project research services to its customers and earns administrative services fees, investment brokerage fees and project research fees accordingly. Under Macau law, all these activities carried out by the Company do not require specific licenses.

Lason Investment Consulting Company Limited (“LICCL”) a wholly-owned subsidiary of ZGCL Macau, is a company incorporated in Macau with limited liability on November 12, 2019 with a share capital of MOP100,000 (approximately $12,471). LICCL is engaged in providing investment brokerage services, project brokerage services and project research services to its customers and earns investment brokerage fees, project brokerage fees and project research fees accordingly. Under Macau law, all these activities carried out by the Company do not require specific licenses.

Lason Management Service Limited (“LMSL”), a wholly-owned subsidiary of ZGCL Macau, is a company incorporated in Macau with limited liability on March 23, 2022 with a share capital of MOP100,000 (approximately $12,471). LMSL has not commenced its operational activities as of the date when the Company issues these unaudited condensed consolidated financial statements.

Lapis Financial Technology Limited (“LFTL”), a wholly-owned subsidiary of ZGCL Macau, is a company incorporated in Macau with limited liability on June 14, 2023 with a share capital of MOP100,000 (approximately $12,471). LFTL is engaged in providing fintech services to its customers and earns respective fee income accordingly. Under Macau law, all these activities carried out by the Company do not require specific licenses.

On September 9, 2025, the Company completed its IPO on The Nasdaq Capital Market, issuing 1,500,000 ordinary shares at a price of $4.00 per share. The ordinary shares began trading on The Nasdaq Capital Market on the same date under the ticker symbol “ZGM” and were subsequently changed to “ZTG” on April 14, 2026. As part of the IPO, the Company granted the underwriter a 45-day option to purchase up to an additional 225,000 ordinary shares at the public offering price of $4.00 per share, less underwriting discounts, to cover over-allotments, if any. On October 8, 2025, the underwriter exercised the over-allotment option in full and purchased an additional 225,000 ordinary shares at the public offering price of $4.00 per share, resulting in additional gross proceeds of $900,000 before deducting underwriting discounts and offering expenses.

Reorganization

Reorganization of the legal structure of the Company was completed on June 19, 2023 by carrying out a sequence of contemplated transactions, where ZGCL Cayman becomes the holding company of all subsidiaries discussed above.

Asset acquisitions by ZGCL Macau

LICCL was incorporated by ZGCL Macau and Ng Wai Ian (“Ng”) at 90% and 10%, respectively, on November 12, 2019. 100% of the equity interests in LICCL were sold to two independent parties on August 29, 2022, at cost. Therefore, no gain or loss on the disposal of the subsidiary was recognized. Subsequently, on February 15, 2023, ZGCL Macau reacquired 100% of the equity interest in LICCL from the two independent parties for a total consideration of MOP100,000.

LMSL was incorporated by two independent parties at 60% and 40% respectively on March 23, 2022. On May 15, 2023, ZGCL Macau acquired 100% of the equity interests in LMSL from the two independent parties for a total consideration of MOP100,000.

LFTL was incorporated by ZGCL Macau and an independent party at 68% and 32% on June 14, 2023. On July 25, 2023, ZGCL Macau acquired 32% of the equity interests in LFTL from the independent party for a total consideration of MOP32,000.

At the time of these acquisitions, LICCL, LMSL and LFTL were dormant companies not engaged in any business activities. After the acquisitions discussed above, LICCL, LMSL and LFTL became wholly owned subsidiaries of ZGCL Macau.

Reorganization on June 19, 2023

Prior to June 19, 2023, ZGCL Macau was effectively controlled by Ng and Sou Weng Seng (“Sou”), who together held 100% of the voting rights in this entity.

The reorganization on June 19, 2023, was undertaken to eventually transfer 100% of the ownership interests in ZGCL Macau to ZGCL Cayman.

Before and after the reorganization, ZGCL Cayman and ZGCL Macau were ultimately and effectively controlled by the same group of controlling shareholders, who collectively held more than 50% of the voting rights in these entities. Therefore, the reorganization is considered a common control transaction according to ASC 805-50.

The consolidation of the Company has been accounted for at historical cost and prepared on the basis that the aforementioned transactions had been effective from the beginning of the first period presented in the accompanying unaudited condensed consolidated financial statements. The results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period, eliminating the effects of intra-entity transactions.

Zenta Group Company Limited

Notes to Unaudited Condensed Consolidated Financial Statements

For the Six Months Ended March 31, 2026, 2025 and 2024